STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Subscriptions Payable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2013	8,572,850
Beginning balance, value at Dec. 31, 2013		$ 21,304,071	$ 0	$ (18,663,755)	$ 459,158	$ 3,099,474
Stock compensation, non-employees		421,923				421,923
Reclassification of warrant derivative liability due to warrant exercise		110,019				110,049
Warrant exercise, shares	65,250
Warrant exercise, value	$ 69,600					69,600
Private placement, common stock and warrants issuance for cash, shares	300,218
Private placement, common stock and warrants issuance for cash	$ 301,600					301,600
Derivative liability adjustment		(301,600)				(301,600)
Stock subscriptions received						0
Net loss and comprehensive loss				(283,101)	(266,839)	(549,940)
Ending balance, shares at Dec. 31, 2014	8,938,318
Ending balance, value at Dec. 31, 2014		21,905,643	0	(18,946,856)	192,319	3,151,106
Stock compensation, non-employees		41,845				41,845
Private placement, common stock and warrants issuance for cash, shares	231,100
Private placement, common stock and warrants issuance for cash		219,990				219,990
Derivative liability adjustment		(191,490)				(191,490)
Stock subscriptions received			21,514			21,514
Net loss and comprehensive loss				2,753,593	(725,671)	2,027,922
Ending balance, shares at Dec. 31, 2015	9,169,418
Ending balance, value at Dec. 31, 2015		21,975,988	21,514	(16,193,263)	(533,352)	5,270,887
Private placement, common stock and warrants issuance for cash, shares	668,167
Private placement, common stock and warrants issuance for cash		169,700	(21,514)			148,186
Derivative liability adjustment		(169,700)				(169,700)
Private placement, common stock, shares	380,000
Private placement, common stock, value		76,000				76,000
Issuance of stock for purchase of oil properties from related parties, Shares	3,997,431
Issuance of stock for purchase of oil properties from related parties, value		867,443				867,443
Net loss and comprehensive loss				(7,332,474)	161,864	(7,170,610)
Ending balance, shares at Dec. 31, 2016	14,215,016
Ending balance, value at Dec. 31, 2016	$ 22,919,431	$ 0	$ 0	$ (23,525,737)	$ (371,488)	$ (977,794)